Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Revenue	$ 9,950	$ 2,678	$ 27,528	$ 17,759
Cost of revenue	6,645	2,105	19,140	12,338
Gross profit	3,305	573	8,388	5,421
Expenses:
Sales, marketing and support	963	799	3,763	2,995
Product research, development and engineering	551	486	1,525	2,063
General administration	886	702	3,337	2,974
	2,400	1,987	8,625	8,032
Income (loss) from operations	905	(1,414)	(237)	(2,611)
Other expenses:
Interest expense	(62)	(34)	(221)	(3,735)
Other	(24)	(15)	(65)	(43)
	(86)	(49)	(286)	(3,778)
Net income (loss)	819	(1,463)	(523)	(6,389)
Dividends attributable to Preferred Stock	(1,137)	(1,043)	(4,601)	(2,858)
Net loss attributable to common stockholders	$ (318)	$ (2,506)	$ (5,124)	$ (9,247)
Income (loss) per common share (in Dollars per share)	$ 1.35	$ (3.20)	$ (1.02)	$ (16.71)
Dividends attributable to Preferred Stock (in Dollars per share)	$ (1.88)	$ (2.28)	$ (8.98)	$ (7.48)
Loss per share attributable to common stockholders, basic and fully diluted (in Dollars per share)	$ (0.53)	$ (5.48)	$ (10.00)	$ (24.19)
Weighted average number of common shares outstanding, basic and fully diluted (in Shares)	605,381	457,186	512,252	382,308